Income Taxes (Details) - Schedule of net deferred taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net benefit from tax loss carryforwards	$ 2,504,647	$ 1,393,996
Deferred revenues	264,997	224,997
Other, net	(24,086)	6,951
Valuation allowance	(2,745,558)	(1,625,944)
Net deferred taxes